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Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                                    September 8, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  New England Life Retirement Investment Account
          File No. 811-03285

Commissioners:

The Semi-Annual Reports dated June 30, 2017 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

If you have any questions, please contact Kathleen Wallace at 212-578-9034.